Fair Value (Estimated Fair Values Of Assets And Liabilities Measured And Recorded At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	$ 6,769.5	$ 6,419.1
Separate account assets	4,593.5	4,787.4
Index-based interest guarantees	49.5	48.5
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Separate account assets	4,444.4	4,586.4
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	6,696.4	6,344.2
Separate account assets	149.1	201.0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	73.1	74.9
Index-based interest guarantees	49.5	48.5
U.S. Government And Agency Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	452.1	415.9
U.S. Government And Agency Bonds [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	451.6	415.0
U.S. Government And Agency Bonds [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	0.5	0.9
U.S. State And Political Subdivision Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	178.8	209.1
U.S. State And Political Subdivision Bonds [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	177.4	207.4
U.S. State And Political Subdivision Bonds [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	1.4	1.7
Foreign Government Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	72.1	69.6
Foreign Government Bonds [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	72.1	69.6
Corporate Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	6,059.3	5,711.2
Corporate Bonds [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	5,995.3	5,652.2
Corporate Bonds [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	64.0	59.0
S&P 500 Index Options [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	7.2	13.3
S&P 500 Index Options [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total fixed maturity securities-available-for-sale, Fair Value	$ 7.2	$ 13.3